7 STOCK HOLDER'S EQUITY fair value (Details)	Aug. 02, 2012
Stockholders' Equity (Deficiency):
Expected Volatility	0.167
Expected Dividend Yield	0.0
Expected Life (Term)	3 years
Risk-Free Interest Rate	0.30